Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Document Creation Date	dei_DocumentCreationDate	Jan. 14, 2016